CERTIFICATION

     Pursuant to Rule 497(j), under the Securities Act of 1933; United Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) (the "Registrant") hereby certifies (a) that the respective form of Statement of Additional Information used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 32 under the Investment Company Act of 1940 ("Amendment No. 32") to its Registration Statement and (b) Amendment No. 32 was filed electronically.


Dated: May 5, 2000            UNITED FUNDS, INC.


                              By: /s/Kristen A. Richards
                                   ---------------------
                                   Kristen A. Richards,
                                   Vice President, Associate
                                   General Counsel and Secretary